SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Houston 150 Homes [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Houston 150 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

HOUSTON 18 HOMES [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Houston 18 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Jacksonville 31 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Jacksonville 31 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Memphis 60 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Memphis 60 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Memphis 21 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Memphis 21 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Jacksonville 53 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Jacksonville 53 Homes leases single family homes under operating leases generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Jacksonville 140 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Jacksonville 140 Homes leases single family homes under operating leases, generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Houston 100 [Member]
Business Description and Accounting Policies [Text Block]
3. SIGNIFICANT ACCOUNTING POLICIES
Revenue Recognition
Houston 100 Homes leases single family homes under operating leases, generally with terms of one year or less. Rental revenue, net of concessions, is recognized on a straight-line basis over the terms of the leases.
Use of Estimates
The preparation of financial statements, as described in Note 2 and in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.